Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Aug. 31, 2011	Jul. 31, 2011
Reconciliation of net income to taxable net income [Abstract]
Net income available to common stockholders	$ 132,779,000	[1]	$ 106,531,000	$ 106,874,000
Preferred stock cash dividends	24,253,000	[1]	24,253,000	24,253,000
Depreciation and amortization timing differences	32,215,000	[1]	23,024,000	27,094,000
Tax gain on the sales of real estate less than book gain	0	[1]	0	(5,436,000)
Tax loss on the sale of real estate less than book gain	(6,661,000)	[1]	(10,063,000)	0
Elimination of net revenue and expenses from Crest	418,000	[1]	1,337,000	378,000
Compensation deduction per Section 162(m) of the Code	4,896,000	[1]	2,915,000	2,144,000
Adjustment for share-based compensation	(622,000)	[1]	562,000	1,824,000
Adjustment for straight-line rent	(1,562,000)	[1]	(1,613,000)	(1,117,000)
Adjustment for acquisition expenses	1,503,000	[1]	368,000	62,000
Adjustment for an increase in prepaid rent	3,584,000	[1]	4,223,000	1,273,000
Other adjustments	6,000	[1]	(30,000)	(2,958,000)
Taxable net income, before our dividends paid deduction	190,809,000	[1]	151,507,000	154,391,000
Federal Income Taxes [Abstract]
Basis period on acquisition for REIT tax recognition (in years)	10Y
Percentage of C corporation acquired (in hundredths)	100.00%
Tax deferred gains relating to transfer of property from C Corporation to REIT	60,500,000
Number of investment properties classified as held for sale					16
Revenue Recognition and Accounts Receivable [Abstract]
Allowance for doubtful accounts	507,000		1,100,000
Non-operating interest earned from investments included in other income	502,000		96,000	51,000
Par value change [Abstract]
Par value of common and preferred stock	$ 0.01		$ 1.00			$ 0.01	$ 1.00
Reconciliation of net income per share, basic to diluted [Abstract]
Weighted average shares used for the basic net income per share computation (in shares)	126,142,696		105,869,637	103,577,507
Incremental shares from share-based compensation (in shares)	46,703		73,084	3,546
Adjusted weighted average shares used for diluted net income per share computation (in shares)	126,189,399		105,942,721	103,581,053
Unvested shares from share-based compensation that were anti-dilutive (in shares)	13,020		87,600	542,368
Other assets [Abstract]
Value of in-place leases, net of accumulated amortization	123,255,000		21,635,000
Value of above-market leases, net of accumulated amortization	30,081,000		4,586,000
Deferred bond financing costs, net	22,209,000		14,203,000
Notes receivable issued in connection with Crest property sales	19,025,000		22,075,000
Prepaid expenses	9,833,000		8,431,000
Note receivable issued in connection with 2011 acquisitions	8,780,000		0
Credit facility origination costs, net	3,141,000		4,619,000
Loans receivable	2,178,000		0
Corporate assets, net of accumulated depreciation and amortization	849,000		827,000
Deferred financing costs on mortgages payable, net	751,000		0
Restricted escrow deposits	50,000		6,361,000
Other items	2,483,000		1,861,000
Other assets	222,635,000		84,598,000
Distributions payable [Abstract]
Distributions payable	21,405,000		19,051,000
Accounts payable and accrued expenses [Abstract]
Bond interest payable	35,195,000		33,240,000
Accrued costs on properties under development	4,766,000		420,000
Other items	18,809,000		13,359,000
Accounts payable and accrued expenses	58,770,000		47,019,000
Other liabilities disclosure [Abstract]
Rent received in advance	18,149,000		14,564,000
Value of in-place below-market leases, net of accumulated amortization	6,423,000		3,452,000
Security deposits	4,607,000		4,539,000
Other liabilities	29,179,000		22,555,000
Provision for Impairment [Abstract]
Total provisions for impairment	405,000		213,000	110,000
Income from discontinued operations [Abstract]
Gain on sales of investment properties	5,193,000		8,676,000	8,059,000
Rental revenue	4,221,000		6,057,000	8,820,000
Other revenue	43,000		32,000	588,000
Depreciation and amortization	(1,366,000)		(2,123,000)	(2,920,000)
Property expenses	(687,000)		(1,309,000)	(1,181,000)
Provisions for impairment	(395,000)		(171,000)	(110,000)
Crest's income from discontinued operations	842,000		946,000	1,172,000
Income from discontinued operations	7,851,000		12,108,000	14,428,000
Per common share, basic and diluted	$ 0.06		$ 0.11	$ 0.14
Rental income net (decrease) increase due to capitalized above-market and below-market leases	(1,100,000)		154,000	185,000
In-place lease, amortization to expense	8,300,000		1,400,000	1,100,000
Rental revenue (decrease) from amortization of above market and below market lease intangibles [Abstract]
2012	(1,930,000)
2013	(1,930,000)
2014	(2,015,000)
2015	(1,962,000)
2016	(1,957,000)
Thereafter	(13,864,000)
Totals	(23,658,000)
Increase to amortization expense [Abstract]
2012	13,280,000
2013	13,281,000
2014	13,069,000
2015	12,275,000
2016	12,196,000
Thereafter	59,154,000
Totals	123,255,000
Parent Company [Member]
Provision for Impairment [Abstract]
Provision for impairment, income from discontinued operations			171,000
Provision for impairment, income from continuing operations	10,000		42,000
Parent Company [Member] | Automotive Service Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type	2
Parent Company [Member] | Motor Vehicle Dealership Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type	1
Parent Company [Member] | Pet Supplies and Services Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type	1
Parent Company [Member] | Restaurant Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type			3
Parent Company [Member] | Child Care Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type			1
Parent Company [Member] | Convenience Store Industry [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type				1
Crest [Member]
Provision for Impairment [Abstract]
Number of impaired properties by property type			3	3
Provision for impairment, income from discontinued operations				78,000
Provision for impairment, income from continuing operations			807,000	199,000
Common Stock [Member]
Distributions payable [Abstract]
Distributions payable	19,384,000		17,030,000
Preferred Stock [Member]
Distributions payable [Abstract]
Distributions payable	$ 2,021,000		$ 2,021,000
Building [Member]
Estimated useful lives are as follows [Abstract]
Depreciation period (in years)	25
Building Improvements [Member]
Estimated useful lives are as follows [Abstract]
Depreciation period, minimum (in years)	4
Depreciation period, maximum (in year)	15

[1]	The 2011 information presented is a reconciliation of our net income available to common stockholders to estimated taxable net income.